CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 15		$ 15
Ordinary shares, par value per share | ₪ / shares		₪ 0.4		₪ 0.4
Ordinary shares, shares authorized	32,500,000		32,500,000
Ordinary shares, shares issued	20,718,468		16,841,238
Ordinary shares, shares outstanding	20,718,468		16,841,238